Income Taxes - Summary of Net Operating Loss Carryforwards (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 4,390,385	$ 4,081,466
Internal Revenue Service (IRS) | Federal
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	2,407,825	2,405,380
Internal Revenue Service (IRS) | States
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	1,972,170	1,656,333
Canada Revenue Agency | Foreign Tax Authority
Operating Loss Carryforwards [Line Items]
Net operating loss carry forwards	$ 10,390	$ 19,753